Investments in associates and joint ventures - Summary of Investments in Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Investments in joint ventures and associates [line items]
Total	¥ 325,220	¥ 268,513
Aggregated individually immaterial associates and joint ventures
Investments in joint ventures and associates [line items]
Associates	279,640	235,671
Joint ventures	45,580	32,842
Total	¥ 325,220	¥ 268,513